SEGMENT REPORTING	12 Months Ended
Dec. 28, 2013
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
O.	SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”) defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products, Pinelli Universal and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs.

	2013
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,987,751	$272,114	$210,583	$-	$2,470,448
Intersegment net sales	86,050	15,918	11,798	-	113,766
Interest expense	404	-	-	4,447	4,851
Amortization expense	1,424	-	1,049	-	2,473
Depreciation expense	18,617	2,284	4,520	5,670	31,091
Segment earnings from operations	79,419	7,947	(2,366)	(10,732)	74,268
Segment assets	642,652	103,227	99,464	71,644	916,987
Capital expenditures	23,159	2,310	6,285	8,269	40,023

	2012
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,635,178	$222,824	$196,931	$-	$2,054,933
Intersegment net sales	62,806	20,396	12,724	-	95,926
Interest expense	373	-	51	3,629	4,053
Amortization expense	1,667	-	1,251	-	2,918
Depreciation expense	17,762	2,054	4,286	6,359	30,461
Segment earnings from operations	60,573	1,299	(11,316)	(6,028)	44,528
Segment assets	588,567	102,923	103,309	65,741	860,540
Capital expenditures	15,411	830	11,967	2,136	30,344

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment earnings from operations	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

In 2013, 2012, and 2011, 17%, 18%, and 23% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2013		2012		2011
	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets
United States	$2,410,313	$233,237	$2,005,740	$222,272	$1,779,909	$221,269
Foreign	60,135	16,260	49,193	17,097	42,427	16,578
Total	$2,470,448	$249,497	$2,054,933	$239,369	$1,822,336	$237,847

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2013	58.1%	41.9%
2012	58.7%	41.3%
2011	58.8%	41.2%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems.  Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 28,	December 29,	December 31,
	2013	2012	2011
Value-Added Sales
Trusses – residential, modular and manufactured housing	$238,093	$185,939	$148,715
Fencing	120,765	125,887	145,486
Decking and railing – composite, wood and other	131,102	123,935	126,832
Turn-key framing and installed sales	159,811	137,633	120,317
Industrial packaging and components	251,224	199,595	174,057
Engineered wood products (eg. LVL; i-joist)	60,335	50,703	41,313
Manufactured brite and other lumber	64,465	56,991	49,355
Wall panels	36,908	23,584	19,049
Outdoor DIY products (eg. stakes; landscape ties)	47,251	38,916	40,716
Construction and building materials (eg. door packages; drywall)	162,362	125,446	94,768
Lattice – plastic and wood	38,959	38,005	42,792
Manufactured brite and other panels	80,335	61,013	39,772
Siding, trim and moulding	29,157	24,996	20,088
Hardware	16,295	13,350	12,094
Manufactured treated lumber	11,183	11,566	11,749
Manufactured treated panels	5,882	6,336	5,418
Other	106	54	94
Total Value-Added Sales	1,454,233	1,223,949	1,092,615

Commodity-Based Sales
Non-manufactured brite and other lumber	421,071	348,083	304,070
Non-manufactured treated lumber	349,156	285,929	285,340
Non-manufactured brite and other panels	239,641	194,144	144,236
Non-manufactured treated panels	30,450	25,782	23,386
Other	9,361	8,118	7,767
Total Commodity-Based Sales	1,049,679	862,056	764,799
Total Gross Sales	2,503,912	2,086,005	1,857,414
Sales allowances	(33,464)	(31,072)	(35,078)
Total Net Sales	2,470,448	2,054,933	$1,822,336